FLEXSHARES® TRUST

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

Supplement dated July 2, 2015 to Statement of Additional Information dated March 1, 2015

1.         Footnote 1 on page 40 to the Table of Trustees of FlexShares Trust in the section entitled “Trustees and Officers” is amended and restated as follows:

Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, Ropes & Gray LLP, 191 North Wacker Drive, 32nd floor, Chicago, IL 60606. Mr. Thomas may be contacted by writing to him at 50 S. LaSalle St., Chicago, Illinois 60603.

Please retain this supplement for future reference.